Retirement Benefits Plans - Change in Plan Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Balance at December 31		$ 3,855	$ 2,653
United States pension liabilities [Member]
Change in plan assets
Balance at January 1	2,607	1,664	1,572
Actual return on plan assets		293	(41)
Employer contributions	191	311	264	313
Gross benefits paid		(132)	(131)
Foreign currency translation		0	0
Acquisition		471	0
Other		0	0
Balance at December 31		2,607	1,664	1,572
Non-United States pension liabilities [Member]
Change in plan assets
Balance at January 1	1,248	989	937
Actual return on plan assets		86	39
Employer contributions	112	102	108	90
Gross benefits paid		(78)	(82)
Foreign currency translation		39	(6)
Acquisition		128	0
Other		(18)	(7)
Balance at December 31		1,248	989	937
Other postretirement liabilities [Member]
Change in plan assets
Balance at January 1		156	0
Actual return on plan assets		13	2
Employer contributions		43	223
Gross benefits paid		(94)	(101)
Foreign currency translation		0	0
Acquisition		0	0
Other		28	32
Balance at December 31		$ 146	$ 156